Shareholders Equity (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Accumulated other comprehensive (loss) income, Beginning Balance	$ 71,537
Net current period OCI	21,730
Accumulated other comprehensive (loss) income, Ending Balance	93,267
Interest rate Swap [Member]
Accumulated other comprehensive (loss) income, Beginning Balance	(31,882)
Net current period OCI	6,079
Accumulated other comprehensive (loss) income, Ending Balance	(25,803)
Securities available for sale [Member]
Accumulated other comprehensive (loss) income, Beginning Balance	119,309
Net current period OCI	14,465
Accumulated other comprehensive (loss) income, Ending Balance	133,774
Pro Rata Share Of Non Consolidated Subsidiaries Oci [Member]
Accumulated other comprehensive (loss) income, Beginning Balance	(11,501)
Net current period OCI	2,509
Accumulated other comprehensive (loss) income, Ending Balance	(8,992)
Other [Member]
Accumulated other comprehensive (loss) income, Beginning Balance	(4,389)
Net current period OCI	(1,323)
Accumulated other comprehensive (loss) income, Ending Balance	$ (5,712)